OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Securities - FVTPL		$ 1,387,000,000	$ 1,250,000,000
Convertible Preferred Units Of US Hospitality Company
Disclosure of detailed information about investment property [line items]
Percent of dividend rate		7.50%
Securities - FVTPL		$ 427,000,000	418,000,000
Additional Convertible Preferred Units Of US Hospitality Company
Disclosure of detailed information about investment property [line items]
Percent of dividend rate		5.00%
Value of convertible preferred units purchased	$ 238,000,000
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL		$ 540,000,000	$ 417,000,000